Lease - Summary of Lease Cost (Detail) ¥ in Thousands	12 Months Ended
Dec. 31, 2020 CNY (¥)
Lease, Cost [Abstract]
Operating lease cost	¥ 8,293
Short term lease cost	622
Total lease cost	¥ 8,915